SUPPLEMENT Dated December 15, 2010
To The Prospectus Dated December 30, 2008 For

ING GoldenSelect Generations
Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below.
If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

I. Information Regarding Fund Changes and Fund Availability

1. Effective after the close of business on or about January 21, 2011 the ING Growth and Income Portfolio
(Class S) will be closed to new investments. Unless you provide us with alternative allocation instructions, any subsequent allocation(s) designated to the subaccount that invests in the ING Growth and Income Portfolio (Class S)
will be allocated proportionally among the other subaccount(s) in your current allocation.

2. Effective after the close of business on or about January 21, 2011 the following investment portfolios will be added under your Contract. The sections in the prospectus regarding investment portfolios will be revised accordingly:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Investors Trust
ING Large Cap Value Portfolio	Investment Adviser: Directed	Seeks growth of capital and current income.
(Class S)	Services LLC
Investment Subadviser: ING
Investment Management Co.
ING Variable Funds
ING Growth and Income Portfolio	Investment Adviser: ING	Seeks to maximize total return through
(Class ADV)	Investments, LLC	investments in a diversified portfolio of
	Investment Subadviser: ING	common stock and securities convertible
	Investment Management Co.	into common stocks.

3. Effective on or about January 21, 2011 the ING Marsico International Opportunities Portfolio changed its subadviser to T. Rowe Price Associates, Inc. with a change to the portfolio’s name from ING Marsico International
Opportunities Portfolio to ING T. Rowe Price International Stock Portfolio. The information appearing in the prospectus regarding the ING Marsico International Opportunities Portfolio is revised accordingly.

4. Effective August 31, 2010 the ING Clarion Global Real Estate Portfolio and the ING Wells Fargo Health Care
Portfolio are diversified funds. The information appearing in the prospectus regarding these investment portfolios is revised accordingly.

GEN-10A	1	12/15/21010

II. Notice of Upcoming Fund Reorganizations

Effective after the close of business on or about January 21, 2011, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio (Class ADV)
ING BlackRock Large Cap Value Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Lord Abbett Growth and Income Portfolio (Class S)	ING Large Cap Value Portfolio (Class S)
(formerly ING Pioneer Equity Income Portfolio)
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	ING American Funds World Allocation Portfolio
(Class S)
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Large Cap Growth Portfolio (Class S)
(Service Class)

Information Regarding the Portfolio Reorganizations:

The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved proposals for the reorganizations referenced above. The reorganizations are also subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about January 21, 2011, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio.
Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the
Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing
Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted and all references to them will be replaced by the corresponding Surviving
Portfolio.

III. Other Information

ING Funds Distributor, LLC has changed its name to ING Investments Distributor, LLC. All references to ING
Funds Distributor, LLC in the current Prospectuses and Statements of Additional Information are hereby replaced with ING Investments Distributor, LLC.

GEN-10A	2	12/15/21010

SUPPLEMENT Dated December 15, 2010
To The Prospectus Dated August 21, 2006 For

Wells Fargo ING Landmark Wells Fargo ING Opportunities
Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below.
If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

I. Information Regarding Fund Changes and Fund Availability

1. Effective after the close of business on or about January 21, 2011 the following investment portfolios will be added under your Contract. The sections in the prospectus regarding investment portfolios will be revised accordingly:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Investors Trust
ING Large Cap Value Portfolio	Investment Adviser: Directed	Seeks growth of capital and current income.
(Class S)	Services LLC
Investment Subadviser: ING
Investment Management Co.
ING Variable Funds
ING Growth and Income Portfolio	Investment Adviser: ING	Seeks to maximize total return through
(Class ADV)	Investments, LLC	investments in a diversified portfolio of
	Investment Subadviser: ING	common stock and securities convertible
	Investment Management Co.	into common stocks.

2. Effective on or about January 21, 2011 the ING Marsico International Opportunities Portfolio changed its subadviser to T. Rowe Price Associates, Inc. with a change to the portfolio’s name from ING Marsico International
Opportunities Portfolio to ING T. Rowe Price International Stock Portfolio. The information appearing in the prospectus regarding the ING Marsico International Opportunities Portfolio is revised accordingly.

3. Effective August 31, 2010 the ING Clarion Global Real Estate Portfolio and the ING Wells Fargo Health Care
Portfolio are diversified funds. The information appearing in the prospectus regarding these investment portfolios is revised accordingly.

WFAC-10A	1	12/15/2010

II. Notice of Upcoming Fund Reorganizations

Effective after the close of business on or about January 21, 2011, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio (Class ADV)
ING BlackRock Large Cap Value Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Lord Abbett Growth and Income Portfolio (Class S)	ING Large Cap Value Portfolio (Class S)
(formerly ING Pioneer Equity Income Portfolio)
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Large Cap Growth Portfolio (Class S)
(Service Class)

Information Regarding the Portfolio Reorganizations:

The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved proposals for the reorganizations referenced above. The reorganizations are also subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about January 21, 2011, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio.
Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the
Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing
Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted and all references to them will be replaced by the corresponding Surviving
Portfolio.

III. Other Information

ING Funds Distributor, LLC has changed its name to ING Investments Distributor, LLC. All references to ING
Funds Distributor, LLC in the current Prospectuses and Statements of Additional Information are hereby replaced with ING Investments Distributor, LLC.

WFAC-10A	2	12/15/2010